Pioneer High Yield Fund
Schedule of Investments  |  January 31, 2023

A: TAHYX	C: PYICX	R: TYHRX	Y: TYHYX

Schedule of Investments  |  1/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.0%
	Senior Secured Floating Rate Loan Interests — 2.8% of Net Assets*(a)
	Auto Parts & Equipment — 0.4%
2,289,607	First Brands Group LLC, First Lien 2021 Term Loan, 10.252% (Term SOFR + 500 bps), 3/30/27	$ 2,235,228
	Total Auto Parts & Equipment	$2,235,228
	Investment Companies — 0.4%
1,712,699	Diebold Nixdorf Holding Germany GmbH, Term Loan, 11.061% (Term SOFR + 650 bps), 7/15/25	$ 1,768,361
	Total Investment Companies	$1,768,361
	Medical-Hospitals — 0.1%
372,931	Surgery Center Holdings, Inc., 2021 New Term Loan, 8.21% (LIBOR + 375 bps), 8/31/26	$ 372,741
	Total Medical-Hospitals	$372,741
	Metal Processors & Fabrication — 0.3%
1,767,625	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.765% (LIBOR + 400 bps), 10/12/28	$ 1,736,692
	Total Metal Processors & Fabrication	$1,736,692
	Oil-Field Services — 1.3%
6,426,811	ProFrac Holdings II LLC, Term Loan, 12.099% (Term SOFR + 725 bps), 3/4/25	$ 6,651,750
	Total Oil-Field Services	$6,651,750
	Physical Practice Management — 0.3%
1,669,254	Team Health Holdings, Inc., Extended Term Loan, 9.811% (Term SOFR + 525 bps), 3/2/27	$ 1,393,827
	Total Physical Practice Management	$1,393,827
	Total Senior Secured Floating Rate Loan Interests (Cost $13,908,158)	$14,158,599

Shares
	Common Stocks — 0.4% of Net Assets
	Airlines — 0.2%
90,545(b)+	Grupo Aeromexico SAB de CV	$ 961,684
	Total Airlines	$961,684
1Pioneer High Yield Fund |  | 1/31/23

Shares		Value
	Oil, Gas & Consumable Fuels — 0.2%
23(b)	Amplify Energy Corp.	$ 199
6,967,063(b)	Ascent CNR Corp., Class A	1,045,060
	Total Oil, Gas & Consumable Fuels	$1,045,259
	Total Common Stocks (Cost $1,645,596)	$2,006,943

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.0%† of Net Assets
170,784	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 114,260
	Total Collateralized Mortgage Obligations (Cost $167,595)	$114,260

	Commercial Mortgage-Backed Security—0.2% of Net Assets
897,334(a)	Med Trust, Series 2021-MDLN, Class G, 9.71% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 834,727
	Total Commercial Mortgage-Backed Security (Cost $897,334)	$834,727

	Convertible Corporate Bonds — 3.7% of Net Assets
	Airlines — 0.8%
1,437,000	Air Canada, 4.00%, 7/1/25	$ 1,873,129
2,986,000	Spirit Airlines, Inc., 1.00%, 5/15/26	2,444,041
	Total Airlines	$4,317,170
	Biotechnology — 0.4%
730,000	Insmed, Inc., 0.75%, 6/1/28	$ 647,875
1,244,000	Insmed, Inc., 1.75%, 1/15/25	1,180,556
	Total Biotechnology	$1,828,431
	Commercial Services — 0.0%†
50	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 49
	Total Commercial Services	$49
	Energy-Alternate Sources — 0.3%
1,619,000(c)	Enphase Energy, Inc., 3/1/28	$ 1,740,888
	Total Energy-Alternate Sources	$1,740,888
Pioneer High Yield Fund |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.7%
3,212,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 2,184,160
1,369,000	IMAX Corp., 0.50%, 4/1/26	1,235,523
	Total Entertainment	$3,419,683
	Internet — 0.0%†
210,000	Perficient, Inc., 0.125%, 11/15/26	$ 169,974
	Total Internet	$169,974
	Leisure Time — 0.1%
350,000	Royal Caribbean Cruises, Ltd., 6.00%, 8/15/25 (144A)	$ 534,275
	Total Leisure Time	$534,275
	Pharmaceuticals — 0.6%
2,035,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 2,622,708
2,122,000(d)	Tricida, Inc., 3.50%, 5/15/27	297,080
	Total Pharmaceuticals	$2,919,788
	REITs — 0.2%
971,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 896,719
	Total REITs	$896,719
	Software — 0.6%
1,100,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 918,500
855,000	Jamf Holding Corp., 0.125%, 9/1/26	715,207
1,450,000	Verint Systems, Inc., 0.25%, 4/15/26	1,293,219
	Total Software	$2,926,926
	Total Convertible Corporate Bonds (Cost $21,108,220)	$18,753,903

	Corporate Bonds — 84.0% of Net Assets
	Advertising — 2.4%
300,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 292,002
4,168,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	3,396,920
1,430,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	1,216,544
1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	928,414
975,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	980,840
3,591,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	3,146,614
2,512,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,064,647
	Total Advertising	$12,025,981
3Pioneer High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Aerospace & Defense — 1.5%
1,545,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 1,541,307
520,000	Bombardier, Inc., 7.50%, 3/15/25 (144A)	520,650
765,000	Bombardier, Inc., 7.50%, 2/1/29 (144A)	764,258
3,410,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,407,094
1,100,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	1,195,447
	Total Aerospace & Defense	$7,428,756
	Airlines — 0.8%
640,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 625,672
601,650	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	506,792
955,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	936,210
795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	768,941
1,000,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	1,024,980
	Total Airlines	$3,862,595
	Auto Manufacturers — 3.5%
1,015,000	Ford Motor Co., 6.10%, 8/19/32	$ 995,972
950,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	847,875
1,900,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,580,346
3,399,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	2,967,803
3,110,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	2,868,291
1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,552,024
200,000	Ford Motor Credit Co. LLC, 4.95%, 5/28/27	190,854
1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	1,729,566
1,000,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	1,049,600
4,221,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	4,168,237
	Total Auto Manufacturers	$17,950,568
	Auto Parts & Equipment — 0.6%
3,198,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 2,944,785
	Total Auto Parts & Equipment	$2,944,785
	Banks — 0.5%
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 208,030
1,896,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,834,437
736,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	699,813
	Total Banks	$2,742,280
Pioneer High Yield Fund |  | 1/31/234

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.5%
3,040,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 2,643,645
	Total Biotechnology	$2,643,645
	Building Materials — 1.4%
2,461,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 2,117,069
270,000	Builders FirstSource, Inc., 5.00%, 3/1/30 (144A)	251,747
1,500,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	1,468,546
3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	2,273,579
1,217,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	1,198,745
	Total Building Materials	$7,309,686
	Chemicals — 2.2%
1,521,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 1,248,126
3,858,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	3,568,650
944,000	Olin Corp., 5.00%, 2/1/30	892,269
1,445,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	1,324,429
2,880,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	2,074,766
2,505,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,141,775
	Total Chemicals	$11,250,015
	Commercial Services — 5.6%
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 474,714
1,410,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	1,357,478
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	884,104
2,030,000	Brink's Co., 5.50%, 7/15/25 (144A)	2,000,057
2,855,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	2,269,725
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	268,482
1,880,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	1,905,850
3,008,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	2,970,666
2,190,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	2,128,746
1,470,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	1,320,222
2,755,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	2,100,687
975,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	964,946
1,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	1,832,674
5Pioneer High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
4,165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	$ 3,950,086
3,986,000	Sotheby's, 7.375%, 10/15/27 (144A)	3,828,444
	Total Commercial Services	$28,256,881
	Computers — 1.0%
335,766(e)	Diebold Nixdorf, Inc., 8.50% (8.50% PIK or 12.50% PIK or 8.50% Cash), 10/15/26 (144A)	$ 171,241
2,683,150	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	1,764,010
1,435,000	KBR, Inc., 4.75%, 9/30/28 (144A)	1,295,578
1,275,000	NCR Corp., 5.00%, 10/1/28 (144A)	1,123,096
635,000	NCR Corp., 5.25%, 10/1/30 (144A)	549,190
	Total Computers	$4,903,115
	Cosmetics/Personal Care — 0.6%
3,080,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 2,916,791
	Total Cosmetics/Personal Care	$2,916,791
	Diversified Financial Services — 4.2%
3,343,325(e)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 2,858,543
2,360,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	2,141,700
3,549,639(e)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	3,239,343
3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,316,486
1,628,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	1,399,836
2,885,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	2,589,940
5,505,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	4,854,859
1,035,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,003,950
	Total Diversified Financial Services	$21,404,657
	Electric — 2.2%
875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 760,450
561,000	Calpine Corp., 5.25%, 6/1/26 (144A)	542,588
1,640,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	1,385,521
850,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	700,715
Pioneer High Yield Fund |  | 1/31/236

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
1,437,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	$ 1,262,696
915,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	756,460
2,675,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	2,082,227
97,096	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	95,309
1,075,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	945,294
2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,754,267
	Total Electric	$11,285,527
	Electrical Components & Equipments — 1.0%
1,800,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 1,611,000
2,109,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	2,056,802
1,390,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	1,412,240
	Total Electrical Components & Equipments	$5,080,042
	Electronics — 0.8%
2,034,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 1,784,733
1,665,000	Coherent Corp., 5.00%, 12/15/29 (144A)	1,512,076
795,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	674,834
	Total Electronics	$3,971,643
	Engineering & Construction — 1.8%
4,121,546	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 3,523,757
2,644,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (144A)	2,519,970
1,895,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	1,792,727
1,450,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	1,230,194
	Total Engineering & Construction	$9,066,648
	Entertainment — 1.7%
2,030,000	Lions Gate Capital Holdings LLC, 5.50%, 4/15/29 (144A)	$ 1,319,500
3,110,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	2,954,500
754,000	Penn Entertainment, Inc., 4.125%, 7/1/29 (144A)	621,853
1,115,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	993,214
3,230,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	2,919,315
	Total Entertainment	$8,808,382
	Environmental Control — 1.0%
875,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 776,781
7Pioneer High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Environmental Control — (continued)
3,176,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 2,816,540
1,337,000	Tervita Corp., 11.00%, 12/1/25 (144A)	1,448,974
	Total Environmental Control	$5,042,295
	Food — 1.1%
3,595,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$ 3,375,345
885,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	792,258
1,835,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	1,678,648
	Total Food	$5,846,251
	Forest Products & Paper — 1.4%
1,768,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 1,570,996
2,772,000	Mercer International, Inc., 5.125%, 2/1/29	2,370,614
3,180,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	3,040,589
	Total Forest Products & Paper	$6,982,199
	Healthcare-Products — 0.6%
2,330,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 1,992,185
1,020,000	Medline Borrower LP, 5.25%, 10/1/29 (144A)	854,031
	Total Healthcare-Products	$2,846,216
	Healthcare-Services — 1.7%
1,060,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 708,075
1,960,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	1,726,147
2,044,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	2,084,846
1,070,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	1,038,660
2,480,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	2,243,408
2,287,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	743,275
	Total Healthcare-Services	$8,544,411
	Home Builders — 1.3%
3,790,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 3,713,908
1,525,000	KB Home, 4.00%, 6/15/31	1,271,604
1,865,000	M/I Homes, Inc., 3.95%, 2/15/30	1,568,950
	Total Home Builders	$6,554,462
	Housewares — 0.2%
1,491,000	Scotts Miracle-Gro Co., 4.00%, 4/1/31	$ 1,207,710
	Total Housewares	$1,207,710
Pioneer High Yield Fund |  | 1/31/238

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet — 0.5%
2,715,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 2,687,307
	Total Internet	$2,687,307
	Iron & Steel — 2.1%
1,474,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 1,451,890
2,715,000	Carpenter Technology Corp., 7.625%, 3/15/30	2,786,676
1,283,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	1,303,849
1,255,000	Commercial Metals Co., 4.375%, 3/15/32	1,100,936
1,185,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	1,213,203
412,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	425,645
2,985,000	TMS International Corp., 6.25%, 4/15/29 (144A)	2,242,148
	Total Iron & Steel	$10,524,347
	Leisure Time — 2.5%
500,000	Carnival Corp., 10.50%, 2/1/26 (144A)	$ 522,955
475,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	513,000
2,130,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,842,407
3,105,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	2,670,083
585,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	475,312
709,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	761,310
2,080,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	2,207,286
2,978,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	2,536,601
1,165,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	996,075
	Total Leisure Time	$12,525,029
	Lodging — 0.6%
2,084,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 1,863,825
1,270,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	1,260,312
	Total Lodging	$3,124,137
	Media — 3.9%
3,103,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 2,521,187
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	2,138,288
2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	2,734,300
620,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	621,550
9Pioneer High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Media — (continued)
1,336,000	Cengage Learning, Inc., 9.50%, 6/15/24 (144A)	$ 1,299,567
200,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	119,982
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,687,500
3,688,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	2,696,887
950,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	864,244
3,331,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	2,856,332
665,000	News Corp., 5.125%, 2/15/32 (144A)	626,098
85,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	83,356
1,695,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	1,451,479
	Total Media	$19,700,770
	Metal Fabricate/Hardware — 0.2%
1,230,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 903,749
	Total Metal Fabricate/Hardware	$903,749
	Mining — 1.9%
1,856,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 1,494,458
400,000	Constellium SE, 3.75%, 4/15/29 (144A)	340,180
3,320,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	3,042,408
625,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	607,781
1,680,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	1,628,550
2,503,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	1,978,121
900,000	Novelis Corp., 3.875%, 8/15/31 (144A)	759,600
	Total Mining	$9,851,098
	Oil & Gas — 11.0%
2,066,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,055,670
2,767,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	2,435,652
5,445,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	5,634,432
4,307,000	Energean Plc, 6.50%, 4/30/27 (144A)	4,030,491
2,740,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	2,507,100
850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	790,206
850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	784,586
2,558,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	2,414,752
1,365,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	1,214,713
1,245,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,276,996
470,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	470,611
Pioneer High Yield Fund |  | 1/31/2310

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,739,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	$ 1,657,632
3,259,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	3,218,262
3,320,000	Occidental Petroleum Corp., 4.40%, 4/15/46	2,720,325
665,000	Occidental Petroleum Corp., 5.50%, 12/1/25	669,482
2,790,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,398,289
608,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	585,650
1,755,000	Range Resources Corp., 4.75%, 2/15/30 (144A)	1,572,049
1,628,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,538,460
1,635,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	1,639,087
2,988,000	Southwestern Energy Co., 5.375%, 3/15/30	2,782,575
4,136,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	3,525,940
1,885,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,679,252
1,526,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	1,444,359
661,532	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	656,571
430,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	446,220
1,310,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	1,350,610
2,240,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,932,000
2,560,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	2,361,600
	Total Oil & Gas	$55,793,572
	Oil & Gas Services — 0.4%
2,115,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 2,154,170
	Total Oil & Gas Services	$2,154,170
	Packaging & Containers — 1.0%
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	$ 3,442,871
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,737,021
	Total Packaging & Containers	$5,179,892
	Pharmaceuticals — 2.9%
2,906,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 2,586,434
3,300,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	2,918,198
4,600,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	3,745,375
1,746,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	1,366,262
2,937,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,897,820
778,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	722,568
778,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	717,460
	Total Pharmaceuticals	$14,954,117
11Pioneer High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Pipelines — 4.1%
3,340,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 3,041,454
2,195,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	2,208,719
2,606,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,540,850
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,114,447
3,520,000(f)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	3,215,520
68,000	EnLink Midstream LLC, 5.375%, 6/1/29	65,539
1,375,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	1,400,781
547,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	527,024
685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	538,511
1,313,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	1,099,756
1,295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	1,278,424
4,126,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	4,058,952
	Total Pipelines	$21,089,977
	Real Estate — 0.9%
2,470,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 2,025,980
3,140,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	2,355,000
	Total Real Estate	$4,380,980
	REITs — 1.4%
4,478,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 3,974,225
2,890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	1,915,615
2,090,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	1,452,550
	Total REITs	$7,342,390
	Retail — 4.0%
2,660,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 2,573,550
1,708,000	Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (144A)	1,725,080
4,370,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	3,856,263
1,792,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	1,751,107
1,845,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	1,590,541
Pioneer High Yield Fund |  | 1/31/2312

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
845,000	Gap, Inc., 3.625%, 10/1/29 (144A)	$ 648,537
465,000	Gap, Inc., 3.875%, 10/1/31 (144A)	346,135
275,000	GYP Holdings III Corp., 4.625%, 5/1/29 (144A)	231,873
1,210,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	1,042,112
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,115,319
995,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	925,364
675,000	SRS Distribution, Inc., 4.625%, 7/1/28 (144A)	616,640
450,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	386,960
1,834,000	Staples, Inc., 7.50%, 4/15/26 (144A)	1,629,601
	Total Retail	$20,439,082
	Software — 0.7%
4,360,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 3,612,313
	Total Software	$3,612,313
	Telecommunications — 3.9%
4,507,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 3,040,924
465,000	Altice France SA, 5.125%, 1/15/29 (144A)	364,448
2,180,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,711,126
1,510,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	1,152,851
2,210,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,839,516
1,081,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	919,444
1,204,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	605,955
40,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	29,242
3,168,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	2,683,637
800,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	674,602
3,270,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	2,199,075
2,395,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	2,504,212
2,685,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,173,588
	Total Telecommunications	$19,898,620
	Transportation — 2.2%
2,891,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,097,754
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,925,232
2,600,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	2,572,180
3,590,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	2,513,000
1,900,000	XPO Escrow Sub LLC, 7.50%, 11/15/27 (144A)	1,952,440
	Total Transportation	$11,060,606
13Pioneer High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Trucking & Leasing — 0.2%
1,205,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 1,238,785
	Total Trucking & Leasing	$1,238,785
	Total Corporate Bonds (Cost $472,747,223)	$427,336,482

Shares
	Convertible Preferred Stock — 0.2% of Net Assets
	Banks — 0.2%
760(f)	Wells Fargo & Co., 7.50%	$ 956,072
	Total Banks	$956,072
	Total Convertible Preferred Stock (Cost $860,700)	$956,072

	Rights/Warrants — 0.0% of Net Assets†
	Aerospace & Defense — 0.0%†
GBP56,875(b)(h)	Avation Plc, 1/1/59	$ 27,346
	Total Aerospace & Defense	$27,346
	Health Care Providers & Services — 0.0%†
2,136(b)(i)+	Option Care Health, Inc., 6/30/25	$ 6,729
2,136(b)(j)+	Option Care Health, Inc., 6/30/25	5,361
	Total Health Care Providers & Services	$12,090
	Metals & Mining — 0.0%†
4,728,525(k)	ANR, Inc., 3/31/23	$ 35,464
	Total Metals & Mining	$35,464
	Total Rights/Warrants (Cost $—)	$74,900

Pioneer High Yield Fund |  | 1/31/2314

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 0.2% of Net Assets#
	Event Linked Bonds — 0.0%†
	Multiperil – U.S. — 0.0%†
450,000(a)	Caelus Re V, 4.714%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	$ 45
	Total Event Linked Bonds	$45
Face Amount USD ($)
	Collateralized Reinsurance — 0.1%
	Multiperil – Worldwide — 0.0%†
1,000,000(b)(l)+	Cypress Re 2017, 1/31/24	$ 100
555,123(b)(l)+	Dartmouth Re 2018, 1/31/24	99,269
39,000(c)(l)+	Limestone Re 2019-2, 3/1/23 (144A)	—
		$99,369
	Windstorm – Florida — 0.1%
400,000(b)(l)+	Formby Re 2018, 2/28/23	$ 12,809
750,000(b)(l)+	Portrush Re 2017, 6/15/23	159,525
		$172,334
	Total Collateralized Reinsurance	$271,703
	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
1,400,000(b)(m)+	Harambee Re 2018, 12/31/24	$ —
973,488(m)+	Harambee Re 2019, 12/31/24	876
		$876
	Multiperil – Worldwide — 0.1%
8,504(m)+	Alturas Re 2019-2, 3/10/23	$ 2,560
400,000(b)(l)+	Bantry Re 2019, 12/31/24	6,807
2,152,482(b)(l)+	Berwick Re 2018-1, 12/31/24	166,387
1,067,182(b)(l)+	Berwick Re 2019-1, 12/31/24	170,216
7,850(c)(l)+	Eden Re II, 3/22/23 (144A)	6,622
400,000(b)(l)+	Gleneagles Re 2018, 12/31/24	44,147
411,569(b)(m)+	Lorenz Re 2019, 6/30/23	741
900,000(b)(l)+	Merion Re 2018-2, 12/31/24	136,260
367,657(b)(l)+	Pangaea Re 2019-3, 7/1/23	13,225
600,000(m)+	Thopas Re 2019, 12/31/24	1,020
450,000(l)+	Versutus Re 2018, 12/31/24	720
397,146(l)+	Versutus Re 2019-A, 12/31/24	—
15Pioneer High Yield Fund |  | 1/31/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
52,853(l)+	Versutus Re 2019-B, 12/31/24	$ —
300,000(b)(m)+	Viribus Re 2018, 12/31/24	—
127,384(m)+	Viribus Re 2019, 12/31/24	904
405,831(b)(l)+	Woburn Re 2018, 12/31/24	12,926
419,863(b)(l)+	Woburn Re 2019, 12/31/24	79,825
		$642,360
	Total Reinsurance Sidecars	$643,236
	Total Insurance-Linked Securities (Cost $2,084,578)	$914,984

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 4.0% of Net Assets
12,000,000(c)	U.S. Treasury Bills, 2/2/23	$ 11,998,669
8,500,000(c)	U.S. Treasury Bills, 2/21/23	8,479,134
	Total U.S. Government and Agency Obligations (Cost $20,477,503)	$20,477,803

Shares
	SHORT TERM INVESTMENTS — 0.5% of Net Assets
	Open-End Fund — 0.5%
2,871,300(n)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 2,871,300
		$2,871,300
	TOTAL SHORT TERM INVESTMENTS (Cost $2,871,300)	$2,871,300
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.0% (Cost $536,768,207)	$488,499,973
	OTHER ASSETS AND LIABILITIES — 4.0%	$20,090,688
	net assets — 100.0%	$508,590,661

Pioneer High Yield Fund |  | 1/31/2316

Schedule of Investments  |  1/31/23
(unaudited) (continued)
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $373,787,896, or 73.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2023.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Security is in default.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2023.
(h)	Avation Plc, 1/1/59 warrants are exercisable into 56,875 shares.
(i)	Option Care Health, Inc., 6/30/25 warrants are exercisable into 2,136 shares.
(j)	Option Care Health, Inc., 6/30/25 warrants are exercisable into 2,136 shares.
(k)	ANR, Inc., 3/31/23 warrants are exercisable into 4,728,525 shares.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$8,504	$2,560
Bantry Re 2019	2/1/2019	—	6,807
Berwick Re 2018-1	1/10/2018	314,406	166,387
Berwick Re 2019-1	12/31/2018	127,519	170,216
Caelus Re V	5/4/2018	450,000	45
17Pioneer High Yield Fund |  | 1/31/23

Restricted Securities	Acquisition date	Cost	Value
Cypress Re 2017	1/24/2017	$3,361	$100
Dartmouth Re 2018	1/18/2018	207,702	99,269
Eden Re II	1/22/2019	921	6,622
Formby Re 2018	7/9/2018	1,243	12,809
Gleneagles Re 2018	12/27/2017	28,936	44,147
Harambee Re 2018	12/19/2017	29,722	—
Harambee Re 2019	4/24/2019	—	876
Limestone Re 2019-2	6/20/2018	287	—
Lorenz Re 2019	7/10/2019	90,260	741
Merion Re 2018-2	12/28/2017	37,037	136,260
Pangaea Re 2019-3	7/25/2019	11,030	13,225
Portrush Re 2017	6/12/2017	575,239	159,525
Thopas Re 2019	12/21/2018	—	1,020
Versutus Re 2018	1/31/2018	—	720
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	6,335	—
Viribus Re 2019	3/25/2019	—	904
Woburn Re 2018	3/20/2018	126,752	12,926
Woburn Re 2019	1/30/2019	65,324	79,825
Total Restricted Securities			$914,984
% of Net assets			0.2%
Pioneer High Yield Fund |  | 1/31/2318

Schedule of Investments  |  1/31/23
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Market Value
49,510,000	Markit CDX North America High Yield Series 39	Pay	5.00%	12/20/27	$2,081,756	$(3,785,951)	$(1,704,195)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$2,081,756	$(3,785,951)	$(1,704,195)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Market Value
1,601,600	Markit CDX North America High Yield Series 33	Receive	5.00%	12/20/24	$(2,300)	$74,667	$72,367
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(2,300)	$74,667	$72,367
TOTAL SWAP CONTRACTS					$2,079,456	$(3,711,284)	$(1,631,828)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
19Pioneer High Yield Fund |  | 1/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$14,158,599	$—	$14,158,599
Common Stocks
Airlines	—	—	961,684	961,684
Oil, Gas & Consumable Fuels	199	1,045,060	—	1,045,259
Collateralized Mortgage Obligations	—	114,260	—	114,260
Commercial Mortgage-Backed Security	—	834,727	—	834,727
Convertible Corporate Bonds	—	18,753,903	—	18,753,903
Corporate Bonds	—	427,336,482	—	427,336,482
Convertible Preferred Stock	956,072	—	—	956,072
Rights/Warrants
Metals & Mining	—	35,464	—	35,464
Health Care Providers & Services	—	—	12,090	12,090
Aerospace & Defense	27,346	—	—	27,346
Insurance-Linked Securities
Event Linked Bonds
Multiperil – U.S.	—	45	—	45
Collateralized Reinsurance
Multiperil – Worldwide	—	—	99,369	99,369
Windstorm – Florida	—	—	172,334	172,334
Reinsurance Sidecars
Multiperil – U.S.	—	—	876	876
Multiperil – Worldwide	—	—	642,360	642,360
U.S. Government and Agency Obligations	—	20,477,803	—	20,477,803
Open-End Fund	2,871,300	—	—	2,871,300
Total Investments in Securities	$3,854,917	$482,756,343	$1,888,713	$488,499,973
Other Financial Instruments
Swap contracts, at value	$—	$(1,631,828)	$—	$(1,631,828)
Total Other Financial Instruments	$—	$(1,631,828)	$—	$(1,631,828)
During the period ended January 31, 2023, there were no significant transfers in or out of Level 3.
Pioneer High Yield Fund |  | 1/31/2320